PREPAYMENTS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Construction prepayments	$ 731,202	$ 2,741,220
Other prepayments	802,519	497,674
Total current prepayments	1,533,721	3,238,894
Non-current
Security deposits	559,834	438,704
Other non-current prepayments	0	459,031
Total non-current prepayments	$ 559,834	$ 897,735